Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P® Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	1.06%	2.44%
Morningstar Municipal National Long Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.26%	0.40%	2.10%
A
Prospectus [Line Items]
Average Annual Return, Percent		(2.15%)	(0.70%)	1.43%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.15%)	(0.76%)	1.36%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.03%	0.06%	1.70%
C
Prospectus [Line Items]
Average Annual Return, Percent		0.68%	(0.51%)	1.28%
F
Prospectus [Line Items]
Average Annual Return, Percent		0.40%	0.03%	1.80%
IS
Prospectus [Line Items]
Average Annual Return, Percent		2.71%	0.49%	2.05%

[1]	The S&P® Municipal Bond Index (“Main Index”) is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor’s Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.